Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 77,395	$ 39,440	$ 56,100
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	387	(898)	(2,696)
Share in other comprehensive income of joint venture	58	104
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net	(37)	144	30
Amounts transferred to the statement of profit or loss for sale of debt instruments at fair value through other comprehensive income, net		(94)	16
Foreign exchange differences on translation of foreign operations	(30,395)	42,389	1,668
Total other comprehensive income (loss), net of tax	(29,987)	41,645	(982)
Total Comprehensive income	47,408	81,085	55,118
Total comprehensive income attributable to:
Equity holders of the Company	17,610	30,354	21,948
Non-controlling interests	29,798	50,731	33,170
Total comprehensive income	$ 47,408	$ 81,085	$ 55,118